CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock authorized	475,000,000	475,000,000
Common stock issued	2,912,257	629,775
Common stock outstanding	2,912,257	625,611
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock authorized	25,000,000	25,000,000
Series A Participating Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized	1,000,000	1,000,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock authorized	2,500,000	2,500,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Preferred Class B-1 [Member]
Class of Stock [Line Items]
Preferred stock authorized	2,500,000	2,500,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock authorized	2,500,000	2,500,000
Preferred stock issued	879,833	916,333
Preferred stock outstanding	879,833	916,333